Restatement of Previously Issued Financial Statements (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 25, 2020
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Accumulated deficit	$ (104,589,639)			$ (34,161,468)
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Class A common stock subject to possible redemption		$ 623	$ 600		$ 233	$ 176,448,260
Additional paid-in capital		44,252,155	41,975,057	21,133,625	5,280,089	5,524,476
Accumulated deficit		(39,253,272)	(36,976,148)	(16,134,515)	(280,892)	(525,278)
Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Class A common stock subject to possible redemption		(623)	(600)		(233)	23,551,740
Additional paid-in capital		(44,252,155)	(41,975,057)	(21,133,625)	(5,280,089)	(5,524,476)
Accumulated deficit		(18,026,953)	(18,026,953)	(18,026,953)	(18,027,028)	(18,027,028)
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Class A common stock subject to possible redemption						200,000,000
Accumulated deficit		$ (57,280,225)	$ (55,003,101)	$ (34,161,468)	$ (18,307,920)	(18,552,306)
Common Class A [Member] | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Class A common stock subject to possible redemption						236
Common Class A [Member] | Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Class A common stock subject to possible redemption						$ (236)